Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Other Assets [Line Items]
Prepaids	$ 56.1	$ 52.6
Deferred financing cost	4.7	6.1
Other	8.9	9.9
Total other assets	69.7	68.6
Current	66.2	63.9
Non-current	$ 3.5	$ 4.7